ACCRUED EXPENSES AND CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND CURRENT LIABILITIES
ACCRUED EXPENSES AND CURRENT LIABILITIES

7.                   ACCRUED EXPENSES AND CURRENT LIABILITIES

Accrued expenses and current liabilities consisted of the following:

	At December 31,
	2011	2012
	$	$

Payroll and welfare payables	26,067,216	22,155,642
Advance from customers	57,252,788	20,146,923
Derivatives	1,271,592	182,963
Accrued expenses	28,545,383	24,410,724
Other payables	21,483,674	23,072,365
Total	134,620,653	89,968,617